Revenue - Summary of Revenue from Contracts with Customers (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers1	$ 4,500.7	$ 4,286.7	$ 4,195.2
Gold products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers1	4,293.1	4,085.1	3,962.9
Copper
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers1	$ 207.6	$ 201.6	$ 232.3